Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS - 96.59%	Shares	Value
Apparel Manufacturing - 3.06%
VF Corp.	31,600	$2,429,092

Broadcasting (except Internet) - 2.57%
Walt Disney Co. *	12,100	2,034,857

Chemical Manufacturing - 11.69%
Abbott Laboratories	38,000	4,696,420
RPM International, Inc.	30,450	2,511,211
Westlake Chemical Corp.	27,000	2,064,420
		9,272,051
Computer and Electronic Product Manufacturing - 19.73%
Ciena Corp. *	54,994	2,936,130
Intel Corp.	49,100	2,725,541
Texas Instruments, Inc.	25,000	4,142,250
Thermo Fisher Scientific, Inc.	3,900	1,987,830
Xilinx, Inc.	29,550	3,858,344
		15,650,095
Credit Intermediation and Related Activities - 8.53%
Bank of New York Mellon Corp.	52,100	2,075,143
PNC Financial Services Group, Inc.	20,500	2,942,160
Synchrony Financial	52,000	1,749,800
		6,767,103
Fabricated Metal Product Manufacturing - 4.32%
Parker-Hannifin Corp.	12,950	3,426,699

General Merchandise Stores - 1.99%
Target Corp.	8,700	1,576,179

Insurance Carriers and Related Activities - 7.17%
Arthur J. Gallagher & Co.	35,000	4,039,350
Loews Corp.	36,350	1,646,292
		5,685,642
Machinery Manufacturing - 4.57%
II-VI, Inc. *	43,150	3,627,620

Miscellaneous Manufacturing - 8.80%
Medtronic PLC #	26,900	2,994,777
Rockwell Automation, Inc.	16,050	3,988,906
		6,983,683
Paper Manufacturing - 3.29%
Kimberly-Clark Corp.	19,750	2,608,975

Publishing Industries (except Internet) - 6.58%
Microsoft Corp.	22,500	5,219,100

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.28%
BlackStone Group, Inc. - Class A	10,319	693,334
Charles Schwab Corp.	52,400	2,700,696
		3,394,030
Telecommunications - 5.50%
AT&T, Inc.	66,800	1,912,484
Verizon Communications, Inc.	44,800	2,452,800
		4,365,284
Transportation Equipment Manufacturing - 4.51%
Honeywell International, Inc.	18,300	3,575,271
TOTAL COMMON STOCKS (Cost $33,177,752)		76,615,681

REITs: 1.22%
Real Estate: 1.22%
Digital Realty Trust, Inc.	6,744	970,799
TOTAL REITs (Cost $882,089)		970,799

MONEY MARKET FUND - 2.16%
Money Market Fund - 2.16%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 0.03% †	1,714,288	1,714,288
TOTAL MONEY MARKET FUND (Cost $1,714,288)		1,714,288

Total Investments (Cost $35,774,129) - 99.97%		79,300,768
Other Assets in Excess of Liabilities - 0.03%		18,828
NET ASSETS - 100.00%		$79,319,596

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at January 31, 2021.
REIT - Real Estate Investment Trust

Fort Pitt Captial Total Return Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Fort Pitt Captial Total Return Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$15,846,774	$-	$-	$15,846,774
Information	11,619,241	-	-	11,619,241
Manufacturing	43,998,216	-	-	43,998,216
Retail Trade	1,576,179	-	-	1,576,179
Wholesale Trade	3,575,271	-	-	3,575,271
Total Common Stocks	76,615,681	-	-	76,615,681
REITs	970,799	-	-	970,799
Money Market Fund	1,714,288	-	-	1,714,288
Total Investments	$79,300,768	$-	$-	$79,300,768

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.